Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Abstract]
U.S. federal and state deferred tax assets	$ 2,741,621	$ 1,770,404
Valuation allowance	575,740	371,785
Changes in valuation allowance	203,955
Prepaid income taxes	$ 287,911